Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Raw materials and components	$ 36,281	$ 23,130
Products in process	9,122	12,494
Finished products	7,247	5,436
Inventories	$ 52,650	$ 41,060